Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting
Segment Reporting

Note 24 - Segment Reporting

The Company’s President & Chief Executive Officer, who is the Company’s chief operating decision-maker, assesses the Company’s performance and makes decisions regarding resource allocation based on primarily the operating segments’ revenue, in addition to gross profit.

Prior to 2024, the Company presented two reportable segments: mining (which comprised the precious metal and other mining operating segments) and energy. Starting in the fourth quarter of 2024, the Company has changed its reportable segments to precious metals, other mining and energy. The prior year amounts have been reclassified for consistency with the current year presentation.

The Company’s reportable segments for the purposes of assessing performance are presented as follows:

	2024
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$853.0	$58.7	$193.0	$1,104.7
Interest revenue	8.3	—	—	8.3
Other interest income	0.6	—	—	0.6
Total Revenue	$861.9	$58.7	$193.0	$1,113.6

Expenses
Costs of sales	$116.7	$0.1	$12.2	$129.0
Depletion and depreciation	150.5	11.6	62.6	224.7
Segment gross profit	$594.7	$47.0	$118.2	$759.9

	2023
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$950.9	$60.4	$207.7	$1,219.0
Interest revenue	—	—	—	—
Other interest income	—	—	—	—
Total Revenue	$950.9	$60.4	$207.7	$1,219.0

Expenses
Costs of sales	$166.5	$0.1	$12.7	$179.3
Depletion and depreciation	194.3	15.6	62.5	272.4
Segment gross profit	$590.1	$44.7	$132.5	$767.3

A reconciliation of total segment gross profit to consolidated net income (loss) before taxes is presented below:

	2024	2023
Total segment gross profit	$759.9	$767.3

Other operating expenses (income)
General and administrative expenses	$26.6	$23.5
Share-based compensation expense	8.0	4.4
Cobre Panama arbitration expense(1)	6.3	1.0
Impairment losses(2)	—	1,173.3
Gain on disposal of royalty interests(1)	(0.3)	(3.7)
Gain on sale of gold and silver bullion(1)	(7.9)	(3.9)
Depreciation	0.6	0.7
Foreign exchange loss (gain) and other expenses (income)	20.7	(14.4)
Income (loss) before finance items and income taxes	$705.9	$(413.6)

Finance items
Finance income	$60.6	$52.3
Finance expenses	(2.6)	(2.9)
Net income (loss) before income taxes	$763.9	$(364.2)
1.	Amounts were attributed to the precious metals reportable segment for the year ended December 31, 2024 and 2023.
2.	For the year ended December 31, 2023, impairment losses of $1,169.2 million and $4.1 million were attributed to the precious metal and energy reportable segments, respectively.

Revenues earned during the years ended December 31, 2024 and 2023 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest and location of the borrower giving rise to interest revenue and other interest income:

	2024	2023
Latin America
Peru	$223.7	$194.3
Chile	168.9	136.1
Brazil	52.2	35.1
Panama	0.1	248.9
Other	92.3	73.1
United States	205.0	208.0
Canada	192.8	177.1
Rest of World	178.6	146.4
	$1,113.6	$1,219.0

For the year ended December 31, 2024, two interests generated 15% and 12% of the Company’s revenue, totaling $294.1 million. Comparatively, for the year ended December 31, 2023 two interests generated revenue of 20% and 11%, respectively, totaling $379.2 million.

Royalty, stream and working interests as at December 31, 2024 and 2023 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest.

	2024	2023
Latin America
Peru	$789.5	$702.6
Brazil	673.3	726.2
Chile	509.6	539.1
Other	151.5	139.1
United States	1,197.4	1,109.1
Canada	600.4	658.8
Rest of World	177.1	152.2
	$4,098.8	$4,027.1

The Company also holds investments, loans receivable and well equipment in the following geographic area:

	2024	2023
Investments
Canada	$320.4	$254.5
United States	5.1	-
	$325.5	$254.5
Loans receivable
Canada	$110.0	$24.8
	$110.0	$24.8
Well equipment(1)
Canada	$5.6	$5.8
	$5.6	$5.8
1	Well equipment is included in other assets, as referenced in Note 11.